Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Intangible Assets, Net [Line Items]
Related to intangible assets (in Dollars)	$ 237	$ 211	$ 841	$ 840
Intangible assets (in Dollars)	$ 237	$ 211
Minimum [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives			6 years 146 days
Maximum [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives			7 years 328 days
Developed Technology Rights [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives	6 years 36 days
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives	14 years 255 days
Trade Names [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives	2 years
Backlog [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives	1 year